Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2018
Registrant Name	dei_EntityRegistrantName	Funds For Institutions Series
Central Index Key	dei_EntityCentralIndexKey	0000814079
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2018
Prospectus Date	rr_ProspectusDate	Aug. 28, 2018